Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock Incentive Plans (Tables) [Abstract]
Fair value of each option grant estimated on weighted-average assumptions:

The fair value of each option grant is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted-average assumptions:

	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
Dividend yield	5.74%	6.28%	7.35%
Expected volatility	34.80%	34.08%	29.40%
Risk-free interest rate	2.87%	3.23%	2.33%
Expected life (in years)	7.0	7.0	7.0
Weighted-average fair value	$9.60	$7.82	$4.38

Summary of stock options activity

The following table summarizes information about stock option activity for the twelve months ended December 31, 2011:

	Year Ended
	December 31, 2011		December 31, 2010		December 31, 2009
	Number of	Weighted	Number of	Weighted	Number of	Weighted
	Shares	Average	Shares	Average	Shares	Average
Stock Options	(000's)	Exercise Price	(000's)	Exercise Price	(000's)	Exercise Price
Options at beginning of year	1,207	$39.45	1,062	$37.71	817	$38.29
Options granted	289	49.17	280	43.29	366	37.00
Options exercised	(232)	36.92	(129)	33.58	(96)	38.22
Options terminated	(12)	43.09	(6)	37.82	(25)	44.50
Options at end of period	1,252	$42.12	1,207	$39.45	1,062	$37.71

Options exercisable at end of period	427	$39.45	440	$37.76	388	$35.85
Weighted average fair value of
options granted during the period		$9.60		$7.82		$4.38

Non-vested stock incentive awards

The following table summarizes information about stock options outstanding at December 31, 2011:

	Options Outstanding			Options Exercisable
	Number	Weighted	Weighted Average	Number	Weighted	Weighted Average
	Outstanding	Average	Remaining	Exercisable	Average	Remaining
Range of Per Share Exercise Prices	(thousands)	Exercise Price	Contract Life	(thousands)	Exercise Price	Contract Life
$20-$30	20	$25.82	1.0	20	$25.82	1.0
$30-$40	390	36.75	5.9	179	36.46	4.5
$40+	842	44.99	7.5	228	42.96	6.1
Totals	1,252	$42.12	6.9	427	$39.45	5.2

Aggregate intrinsic value	$15,528,000			$6,439,000

Summary of stock options outstanding

The following table summarizes information about non-vested stock incentive awards as of December 31, 2011 and changes for the twelve months ended December 31, 2011:

	Stock Options		Restricted Stock
	Number of	Weighted Average	Number of	Weighted Average
	Shares	Grant Date	Shares	Grant Date
	(000's)	Fair Value	(000's)	Fair Value
Non-vested at December 31, 2010	768	$6.19	420	$41.09
Vested	(219)	6.12	(148)	41.90
Granted	289	9.60	245	49.20
Terminated	(13)	6.40	(9)	32.86
Non-vested at December 31, 2011	825	$7.40	508	$44.91